Note 19 - Debt Facilities	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of debt instruments [text block]
19.
DEBT FACILITIES

The movement in debt facilities during the year ended
December 31, 2020
and year ended
December 31, 2019,
respectively, are comprised of the following:

	Convertible Debentures (a)	Revolving Credit Facility (b)	Total
Balance at December 31, 2018	$130,807	$18,705	$149,512
Finance costs
Interest expense	2,975	1,498	4,473
Accretion	5,758	654	6,412
Payments of finance costs	(2,933)	(1,646)	(4,579)
Balance at December 31, 2019	$136,607	$19,211	$155,818
Finance costs
Interest expense	2,984	763	3,747
Accretion	6,168	678	6,846
Proceeds from drawdown of Revolving Credit Facility	—	10,000	10,000
Repayments of principal	—	(19,969)	(19,969)
Payments of finance costs	(2,934)	(801)	(3,735)
At December 31, 2020	$142,825	$9,882	$152,707

Statements of Financial Position Presentation
Current portion of debt facilities	$1,043	$132	$1,175
Non-current portion of debt facilities	135,564	19,079	154,643
Balance at December 31, 2019	$136,607	$19,211	$155,818
Current portion of debt facilities	$1,092	$9,882	$10,975
Non-current portion of debt facilities	141,733	—	141,733
At December 31, 2020	$142,825	$9,882	$152,707

(a)	Convertible Debentures

During the
first
quarter of
2018,
the Company issued
$156.5
million of unsecured senior convertible debentures (the “Notes”). The Company received net proceeds of
$151.1
million after transaction costs of
$5.4
million. The Notes mature on
March 1, 2023
and bear an interest rate of
1.875%
per annum, payable semi-annually in arrears in
March
and
September
of each year.

The Notes are convertible into common shares of the Company at any time prior to maturity at a conversion rate of
104.3297
common shares per
$1,000
principal amount of Notes converted, representing an initial conversion price of
$9.59
per common share, subject to certain anti-dilution adjustments. In addition, if certain fundamental changes occur, holders of the Notes may
be entitled to an increased conversion rate.

The Company
may
not
redeem the Notes before
March 6, 2021,
except in the event of certain changes in Canadian tax law. At any time on or after
March 6, 2021
and until maturity, the Company
may
redeem all or part of the Notes for cash if the last reported share price of the Company's common shares for
20
or more trading days in a period of
30
consecutive trading days exceeds
130%
of the conversion price or
$12.47
per common share. The redemption price is equal to the sum of: (i)
100%
of the principal amount of the notes to be redeemed and (ii) accrued and unpaid interest, if any, to the redemption date.

The Company is required to offer to purchase for cash all of the outstanding Notes upon a fundamental change, at a cash purchase price equal to
100%
of the principal amount of the Notes to be purchased, plus accrued and unpaid interest, if any, to the fundamental change purchase date.

The component parts of the convertible debentures, a compound instrument, are classified separately as financial liabilities and equity in accordance with the substance of the contractual arrangement and the definitions of a financial liability and an equity instrument. A conversion option that will be settled by the exchange of a fixed amount of cash or another financial asset for a fixed number of the Company's own equity instrument is an equity instrument.

At initial recognition, net proceeds of
$151.1
million from the Notes were allocated into its debt and equity components. The fair value of the debt portion was estimated at
$124.8
million using a discounted cash flow model method with an expected life of five
years and a discount rate of
6.14%.
This amount is recorded as a financial liability on an amortized cost basis using the effective interest method using an effective interest rate of
6.47%
until extinguished upon conversion or at its maturity date.

The conversion option is classified as equity and was estimated based on the residual value of
$26.3
million. This amount is
not
subsequently remeasured and will remain in equity until the conversion option is exercised, in which case, the balance recognized in equity will be transferred to share capital. Where the conversion option remains unexercised at the maturity date of the convertible note, the balance will remain in equity reserves. Deferred tax liability of
$7.1
million related to taxable temporary difference arising from the equity portion of the convertible debenture was recognized in equity reserves.

Transaction costs of
$5.4
million that relate to the issuance of the convertible debentures were allocated to the liability and equity components in proportion to the allocation of the gross proceeds. Transaction costs relating to the equity component are recognized directly in equity. Transaction costs relating to the liability component are included in the carrying amount of the liability component and are amortized over the life of the convertible debentures using the effective interest method.

(b)	Revolving Credit Facility

On
May 10, 2018,
the Company entered into a
$75.0
million senior secured revolving credit facility ("Revolving Credit Facility") with the Bank of Nova Scotia, Bank of Montreal and Investec Bank PLC, as lenders. The Revolving Credit Facility will mature on its third
anniversary date on
May 10, 2021.
Interest on the drawn balance will accrue at LIBOR plus an applicable range of
2.25%
to
3.5%
while the undrawn portion is subject to a standby fee with an applicable range of
0.5625%
to
0.875%,
dependent on certain financial parameters of First Majestic. As at
December
31,
2020,
the applicable rates were
2.9%
to
0.6875%,
respectively.

These debt facilities are guaranteed by certain subsidiaries of the Company and are also secured by a first
priority charge against the assets of the Company, and a
first
priority pledge of shares of the Company's subsidiaries.

The Revolving Credit Facility includes financial covenants, to be tested quarterly on a consolidated basis, requiring First Majestic to maintain the following: (a) a leverage ratio based on total debt to rolling four
quarters adjusted EBITDA of
not
more than
3.00
to
1.00;
(b) an interest coverage ratio, based on rolling
four
quarters adjusted EBITDA divided by interest payments, of
not
less than
4.00
to
1.00;
and (c) tangible net worth of
not
less than
$563.5
million plus
50%
of its positive earnings subsequent to
June
30,
2018.
The debt facilities also provide for negative covenants customary for these types of facilities and allows the Company to enter into finance leases up to
$30.0
million. As at
December
31,
2020
and
December 31, 2019,
the Company was in compliance with these covenants.